Loan Receivables, Net (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Oct. 18, 2023 USD ($)	Oct. 18, 2023 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Loan Receivables, Net [Abstract]
Loans third party	$ 958	$ 400,000	$ 958
Borrower with a fixed interest	$ 51		26
Maturity date	Oct. 17, 2024	Oct. 17, 2024
Net carrying amount of loan receivables			574
Interest receivable			$ 26